Borrowings Disclosure of Reconciliation of Liabilities Arising From Financing Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		$ 8,105		$ 7,221		$ 5,691
Increase (decrease) through financing cash flows, liabilities arising from financing activities		1,821		485		225
Increase (decrease) through original issue discount, liabilities arising from financing activities				0		0
Increase (decrease) through accruals, liabilities arising from financing activities		422		374		1,316
Increase (decrease) through changes in amortization, liabilities arising from financing activities		24		23		17
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities				6
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities						(35)
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		4		(4)		7
Liabilities arising from financing activities, ending balance		10,376		8,105		7,221
Proceeds from Senior Notes		0		1,946		1,496
Repayment of 2023 Notes		0		1,800		0
2027, 2029 and 2031 SCL Senior Notes
Disclosure of detailed information about borrowings [line items]
Proceeds from Senior Notes	[1]			1,950
2023 Notes [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of 2023 Notes	[1]			1,800
Senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		7,150		7,000		5,535
Increase (decrease) through financing cash flows, liabilities arising from financing activities		0		146	[1]	1,496
Increase (decrease) through original issue discount, liabilities arising from financing activities				4		4
Increase (decrease) through accruals, liabilities arising from financing activities		0		0		0
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0		0		0
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities				0
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities						(35)
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		0		0		0
Liabilities arising from financing activities, ending balance		7,150		7,150		7,000
Bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		753		0		0
Increase (decrease) through financing cash flows, liabilities arising from financing activities		1,200		756		(1)
Increase (decrease) through original issue discount, liabilities arising from financing activities				0		0
Increase (decrease) through accruals, liabilities arising from financing activities		0		0		0
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0		0		0
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities				0
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities						0
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		5		(3)		1
Liabilities arising from financing activities, ending balance		1,958		753		0
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		141		145		147
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(9)		(12)		(11)
Increase (decrease) through original issue discount, liabilities arising from financing activities				0		0
Increase (decrease) through accruals, liabilities arising from financing activities		0		8		9
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0		0		0
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities				0
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities						0
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		0		0		0
Liabilities arising from financing activities, ending balance		132		141		145
Deferred financing costs [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		(83)		(80)		(74)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(2)		(27)		(20)
Increase (decrease) through original issue discount, liabilities arising from financing activities				(4)		(4)
Increase (decrease) through accruals, liabilities arising from financing activities		0		(1)		0
Increase (decrease) through changes in amortization, liabilities arising from financing activities		24		23		17
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities				6
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities						0
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		0		0		1
Liabilities arising from financing activities, ending balance		(61)		(83)		(80)
Net Interest payables [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		141	[2]	156		83
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(367)	[2]	(378)	[2]	(209)
Increase (decrease) through original issue discount, liabilities arising from financing activities				0	[2]	0
Increase (decrease) through accruals, liabilities arising from financing activities		422	[2]	364	[2]	282
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	[2]	0	[2]	0
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities	[2]			0
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities						0
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		(1)	[2]	(1)	[2]	0
Liabilities arising from financing activities, ending balance		195	[2]	141	[2]	156
Dividend payables [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		0		0		0
Increase (decrease) through financing cash flows, liabilities arising from financing activities		0		0		(1,030)
Increase (decrease) through original issue discount, liabilities arising from financing activities				0		0
Increase (decrease) through accruals, liabilities arising from financing activities		0		0		1,025
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0		0		0
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities				0
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities						0
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		0		0		5
Liabilities arising from financing activities, ending balance		0		0		0
LVSC term loan
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		0		0		0
Increase (decrease) through financing cash flows, liabilities arising from financing activities		1,000		0		0
Increase (decrease) through original issue discount, liabilities arising from financing activities				0		0
Increase (decrease) through accruals, liabilities arising from financing activities		0		0		0
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0		0		0
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities				0
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities						0
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		0		0		0
Liabilities arising from financing activities, ending balance		1,000		0		0
Other borrowings
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities, opening balance		3		0		0
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(1)		0		0
Increase (decrease) through original issue discount, liabilities arising from financing activities				0		0
Increase (decrease) through accruals, liabilities arising from financing activities		0		3		0
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0		0		0
Increase (decrease) through changes in loss on early retirement of debt, liabilities arising from financing activities				0
Increase (decrease) through changes in fair value adjustment of the interest rate swaps, liabilities arising from financing activities						0
Increase (decrease) through foreign exchange movement, liabilities arising from financing activities		0		0		0
Liabilities arising from financing activities, ending balance		$ 2		$ 3		$ 0

[1]	During the year ended December 31, 2021, the cash flows from Senior Notes consisted of proceeds from Senior Notes of US$1.95 billion and repayment of 2023 Notes of US$1.80 billion.
[2]	As at December 31, 2022 and 2021, net interest payables include the net of interest payables and receivables related to cross currency swaps. During the years ended December 31, 2022 and 2021, cash flows from net interest payables includes the net of interest income received and interest payment made related to cross currency swaps.